Derivative Instruments Level 4 Derivative Balance Sheet Classification (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Invested Assets Suppoting Modco	$ 843	$ 819
Derivative, Fair Value, Net	(533)	(109)
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	344	247
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	877	356
Derivative Asset		72
Derivative, Notional Amount	40,228	43,623
Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	(6)
Derivative Liability	(19)	(39)
Foreign Exchange Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	1
Derivative Liability	(1)	(7)
Derivative Financial Instruments, Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	480	160
GMWB Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net		73
Derivative, Notional Amount		6,982
Macro Hedge Program [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	7	49
Derivative Liability	460	163
Fair Value Hedging [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net		41
Fair Value Hedging [Member] | Equity Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net		(2)
Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(2)	0
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	2	0
Derivative, Notional Amount	25	10
Designated as Hedging Instrument [Member] | Currency Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(2)	0
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	2	0
Derivative, Notional Amount	25	10
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(531)	(109)
Derivative Asset, Fair Value, Gross Asset	344	247
Derivative Liability, Fair Value, Gross Liability	875	356
Derivative, Notional Amount	40,203	43,613
Not Designated as Hedging Instrument [Member] | Interest Rate Swaps and Futures [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(13)	(39)
Derivative Asset, Fair Value, Gross Asset	28	11
Derivative Liability, Fair Value, Gross Liability	41	50
Derivative, Notional Amount	3,419	3,082
Not Designated as Hedging Instrument [Member] | Foreign Currency Swaps and Forwards [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	0	(7)
Derivative Asset, Fair Value, Gross Asset	8	9
Derivative Liability, Fair Value, Gross Liability	8	16
Derivative, Notional Amount	222	225
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,300	1,300
Not Designated as Hedging Instrument [Member] | Credit Default Swap, Buying Protection [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	0	(1)
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	1
Derivative, Notional Amount	40	40
Not Designated as Hedging Instrument [Member] | Equity Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	0	0
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	0
Derivative, Notional Amount	2,000	2,000
Not Designated as Hedging Instrument [Member] | GMWB Product Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	21	5
Derivative Asset, Fair Value, Gross Asset	33	23
Derivative Liability, Fair Value, Gross Liability	12	18
Derivative, Notional Amount	7,803	8,717
Not Designated as Hedging Instrument [Member] | GMWB Reinsurance [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	7	17
Derivative Asset, Fair Value, Gross Asset	7	17
Derivative Liability, Fair Value, Gross Liability	0	0
Derivative, Notional Amount	1,688	1,869
Not Designated as Hedging Instrument [Member] | GMWB Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	0	73
Derivative Asset, Fair Value, Gross Asset	0	89
Derivative Liability, Fair Value, Gross Liability	0	16
Derivative, Notional Amount	0	6,982
Not Designated as Hedging Instrument [Member] | Macro Hedge Program [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(453)	(114)
Derivative Asset, Fair Value, Gross Asset	268	98
Derivative Liability, Fair Value, Gross Liability	721	212
Derivative, Notional Amount	24,188	19,879
Not Designated as Hedging Instrument [Member] | Coinsurance and Modified Coinsurance Reinsurance Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(93)	(43)
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	93	43
Derivative, Notional Amount	843	819
Available-for-sale Securities, Debt Securities [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	0	0
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	0
Derivative, Notional Amount	49	43
Other Policyholder Funds and Benefits Payable [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	21	5
Derivative Asset, Fair Value, Gross Asset	33	23
Derivative Liability, Fair Value, Gross Liability	12	18
Derivative, Notional Amount	7,803	8,717
Reinsurance Recoverable Including Reinsurance Premium Paid [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(86)	(26)
Derivative Asset, Fair Value, Gross Asset	7	17
Derivative Liability, Fair Value, Gross Liability	93	43
Derivative, Notional Amount	2,531	2,688
Other Investments [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	12	72
Derivative Asset, Fair Value, Gross Asset	13	83
Derivative Liability, Fair Value, Gross Liability	1	11
Derivative, Notional Amount	5,791	5,779
Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(480)	(160)
Derivative Asset, Fair Value, Gross Asset	291	124
Derivative Liability, Fair Value, Gross Liability	771	284
Derivative, Notional Amount	24,054	26,396
Derivative Financial Instruments, Liabilities [Member] | Other Investments and Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	772	295
Derivative Liability, Fair Value, Gross Asset and Right to Reclaim Cash, Offset	279	91
Derivative Liability	(480)	(160)
Derivative, Collateral, Right to Reclaim Cash	13	44
Derivative Liability, Fair Value of Collateral	488	204
Derivative Liability, Fair Value, Amount Offset Against Collateral	5	0
Derivative Financial Instruments, Assets [Member] | Other Investments and Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	304	207
Derivative Asset, Fair Value, Gross Liability and Obligation to Return Cash, Offset	295	187
Derivative Asset	12	72
Derivative, Collateral, Obligation to Return Cash	(3)	(52)
Derivative Asset, Fair Value of Collateral	0	8
Derivative Asset, Fair Value, Amount Offset Against Collateral	$ 9	$ 12